Note Employee benefits (Change in accumulated other comprehensive income loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Defined Benefit Plan Disclosure
Accumulated other comprehensive loss at beginning of year	$ 290,327	$ 311,166
Recognized During Year:
Prior service (cost) credit	0	0
Actuarial losses	(20,260)	(21,859)
Ocurring during the year:
Net acturial (gains) losses	34,263	1,020
Total (decrease) increase in AOCL	14,003	(20,839)
Accumulated other comprehensive loss at end of year	304,330	290,327
OPEB Plan
Defined Benefit Plan Disclosure
Accumulated other comprehensive loss at beginning of year	24,079	13,865
Recognized During Year:
Prior service (cost) credit	3,470	3,800
Actuarial losses	(1,282)	(569)
Ocurring during the year:
Net acturial (gains) losses	(20,547)	6,983
Total (decrease) increase in AOCL	(18,359)	10,214
Accumulated other comprehensive loss at end of year	$ 5,720	$ 24,079